Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Insurance brokerage income
Operating revenue	¥ 2,630,707	$ 370,527	¥ 2,801,768	¥ 3,205,914
Insurance brokerage income
Insurance brokerage income
Operating revenue	2,205,160		2,343,328	2,827,467
Technical service income
Insurance brokerage income
Operating revenue	135,755		215,832	243,542
Crowdfunding service fees
Insurance brokerage income
Operating revenue	162,683		155,803
Digital clinical trial solution income
Insurance brokerage income
Operating revenue	100,496		59,456	566
Management fee income
Insurance brokerage income
Operating revenue				2,745
Other revenues
Insurance brokerage income
Operating revenue	26,613		27,349	131,594
Short-term insurance brokerage income | Insurance brokerage income
Insurance brokerage income
Operating revenue	1,381,855		1,628,902	2,037,677
Long-term insurance brokerage income | Insurance brokerage income
Insurance brokerage income
Operating revenue	¥ 823,305		¥ 714,426	¥ 789,790